Common Stock - Summary of Common Stock Reserved for Issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Total common stock reserved for issuance	110,653,031	43,128,526
Stock Options
Class of Stock [Line Items]
Total common stock reserved for issuance	29,318,783	28,360,635
RSUs
Class of Stock [Line Items]
Total common stock reserved for issuance	10,764,848	3,630,447
Earnout Shares
Class of Stock [Line Items]
Total common stock reserved for issuance	17,600,000	0
Common Stock Warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	50,000	0
Public warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	28,750,000	0
Private Warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	898,250	0
Employee stock purchase plan shares available for future purchase
Class of Stock [Line Items]
Total common stock reserved for issuance	3,047,669	0
Equity Awards Available For Future Issuance
Class of Stock [Line Items]
Total common stock reserved for issuance	20,223,481	3,631,787
Legacy Warrants
Class of Stock [Line Items]
Total common stock reserved for issuance	0	7,505,657